091-21604fn

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

Estimated average burden hours per response: 2.00

# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**
## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

SEC
Mail Processing
Section
OCT 18 2016
Washington DC
412

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**ICE U.S. Treasury 20+ Year Bond Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**TTT**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**OTC**

16019954

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Associate General Counsel and Assistant Secretary**

Telephone Number:

**(212) 656-2938**

Securities and Exchange
OCT 18 2016
RECEIVED

Manual Signature of Official Responsible for Form:

[signature]

**October 17, 2016**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 18 2016 |

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

**Via Overnight Mail**

SEC
Mail Processing
Section
OCT 18 2016
Washington DC
412

October 17, 2016

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) – Transmittal**

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**Spirited Funds/ETFMG Whiskey & Spirits ETF (WSKY)**
**ProShares UltraShort 3-7 Year Treasury (TBZ)**
**ProShares Ultra 7-10 Year Treasury (UST)**
**ProShares Short 7-10 Year Treasury (TBX)**
**ProShares UltraShort 7-10 Year Treasury (PST)**
**ProShares Ultra 20+ Year Treasury (UBT)**
**ProShares Short 20+ Year Treasury (TBF)**
**ProShares UltraShort 20+ Year Treasury (TBT)**
**ProShares UltraPro Short 20+ Year Treasury (TTT)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

RECEIVED
2016 OCT 18 PM 4:11
SEC / TM

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 18 2016 |